Cost of materials - Summary of Cost of Materials (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Cost of Materials [Abstract]
Raw materials and consumables used	€ 13,007	€ 7,736	€ 4,715
Costs for services purchased	2,427	2,888	1,506
Total	€ 15,434	€ 10,624	€ 6,221